Supplement dated September 29, 2023

to the Currently Effective Prospectus of

the Funds Listed on Exhibit A hereto

(each a “Fund and collectively the “Funds”)

You should read this Supplement in conjunction with each Fund's Prospectus and retain it for future reference.

September 29, 2023, the section entitled “Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries” of each Fund's Prospectus is amended to include the following:

J.P. MORGAN SECURITIES LLC

Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

·

Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

·

Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

·	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
·	Shares purchased through rights of reinstatement.
·	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
·	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

·

A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

·	Shares sold upon the death or disability of the shareholder.
·	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
·	Shares purchased in connection with a return of excess contributions from an IRA account.
·	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
·	Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

·	Breakpoints as described in the prospectus.
·

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

·	Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

EXHIBIT A

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM Real Assets Fund

PGIM Quant Solutions Large-Cap Value Fund

PGIM Wadhwani Systematic Absolute Return Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 8

PGIM Securitized Credit Fund

PGIM Quant Solutions Stock Index Fund

Prudential Investment Portfolios 9

PGIM Absolute Return Bond Fund

PGIM Quant Solutions Large-Cap Core Equity Fund

PGIM Real Estate Income Fund

PGIM Select Real Estate Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM Quant Solutions Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM Jennison International Small-Mid Cap Opportunities Fund

PGIM Jennison NextGeneration Opportunities Global Fund

PGIM Jennison Technology Fund

PGIM Short Duration Muni Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Floating Rate Income Fund

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM ESG High Yield Fund

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM ESG Short Duration Multi-Sector Bond Fund

PGIM ESG Total Return Bond Fund

PGIM Short Duration Multi-Sector Bond Fund

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison MLP Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

PGIM Global Total Return (USD Hedged) Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM Emerging Markets Debt Hard Currency Fund

PGIM Emerging Markets Debt Local Currency Fund

PGIM Jennison Emerging Markets Equity Opportunities Fund

PGIM Jennison Global Infrastructure Fund

PGIM Jennison Global Opportunities Fund

PGIM Jennison International Opportunities Fund

PGIM Quant Solutions International Equity Fund